Income Tax - Schedule of Deferred Tax (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry forwards	$ 8,966,345	$ 5,123,862	$ 763,591
Net operating loss	2,407,256	3,842,483	4,360,270
Lease payments	18,445	28,299	18,976
Credit loss reserve	299,157	198,703
Others	159,042	44,204	23,754
Deferred tax assets, gross	11,850,245	9,237,551	5,166,591
Valuation allowance	(11,373,601)	(9,150,495)	(5,145,040)
Deferred tax assets	476,644	87,056	21,551
Deferred tax liabilities:
Depreciation and amortization	321,588	74,285	16,763
Others		12,771	4,788
Deferred tax liabilities	321,588	87,056	$ 21,551
Deferred tax assets, gross	$ 155,056